Land Use Right, Net (Details) - Schedule of Land Use Right, Net - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Land Use Right Net [Abstract]
Land use right	$ 1,671,519	$ 6,875,756
Accumulated amortization	(25,073)	(193,060)
Land use right, net	$ 1,646,446	$ 6,682,696